Intangible Assets, Net (Details) - Schedule of intangible asset, net - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Intangible Assets, Net (Details) - Schedule of intangible asset, net [Line Items]
Carrying amount	$ 1,437	$ 1,511
Accumulated amortization	(550)	(502)
Net carrying amount	887	1,009
Purchased Software [Member]
Intangible Assets, Net (Details) - Schedule of intangible asset, net [Line Items]
Carrying amount	1,144	1,206
Accumulated amortization	(363)	(322)
Net carrying amount	781	884
Trademarks [Member]
Intangible Assets, Net (Details) - Schedule of intangible asset, net [Line Items]
Carrying amount	118	124
Accumulated amortization	(78)	(76)
Net carrying amount	40	48
Licensed Copyrights [Member]
Intangible Assets, Net (Details) - Schedule of intangible asset, net [Line Items]
Carrying amount	175	181
Accumulated amortization	(109)	(104)
Net carrying amount	$ 66	$ 77